Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current
Current trade receivables	$ 19,424		$ 19,414
Current receivables due from related parties	672		642
Other current receivables	3,325		3,275
Trade and other current receivables financial assets	23,421		23,331
Non-current
Non-current trade receivables	22		7
Non-current receivables due from related parties	2		2
Other non-current receivables	826		740
Trade and other non-current receivables financial assets	850		749
Current
Current portion of reimbursement asset	201		214
Current portion of sales taxes and production taxes	640		790
Other current receivables non-financial asset	180		143
Trade and other current receivables non-financial assets	1,021		1,147
Non-current
Non-current portion of reimbursement asset	0		0
Non-current portion of sales taxes and production taxes	538		482
Other non-current receivables non-finance asset	759		603
Trade and other non-current receivables non-financial assets	1,297		1,085
Trade and other current receivables	24,442	$ 24,673	24,478	[1]
Trade and other non-current receivables	$ 2,147	$ 2,159	$ 1,834	[1]

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.